Employee benefits - Changes in the defined benefit obligation and actuarial assumptions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit obligation and significant assumptions
Defined benefit obligation at beginning of the year	$ 50,627	$ 38,151
Net period cost charged to profit or loss:
Current service cost	8,611	8,449
Interest cost on benefit obligation	2,585	2,630
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions	9,279	2,651
Payments made	(1,452)	(1,254)
Others	12,023	0
Defined benefit obligation at end of the year	$ 81,673	$ 50,627
Discount rate	7.84%	7.04%	7.18%
Expected rate of salary increases	5.50%	5.50%	5.50%
Annual increase in minimum salary		4.00%	4.00%
Employee profit-sharing (Note 15c)	$ 432,596	$ 337,467
General Zone
Remeasurement losses in other comprehensive income:
Annual increase in minimum salary	19.00%
Border Zone
Remeasurement losses in other comprehensive income:
Annual increase in minimum salary	4.50%
Employee profit sharing
Remeasurement losses in other comprehensive income:
Employee profit-sharing (Note 15c)	$ 261,115	$ 14,417